INVESTMENTS (Narrative) (Details) - 12 months ended Dec. 31, 2023 $ / shares in Units, € in Millions, $ in Millions	EUR (€) shares	USD ($) shares	$ / shares	USD ($) $ / shares
Schedule of Investments [Line Items]
Purchase of common stock	€ 2.0	$ 2.4
Shares issued to purchase warrants from existing investors | shares	11,250	11,250
Investment description	the Company owns approximately 9.6% of the investee, or approximately 9% on a diluted basis including exercisable warrants of the Company and other investors.	the Company owns approximately 9.6% of the investee, or approximately 9% on a diluted basis including exercisable warrants of the Company and other investors.
Cumulative impairment related to common shares				$ 2.9
Net carrying value				$ 0.0
Description of impairment	the investee common shares were valued considering price to book value and price to tangible book value of the investee (3.6 and 4.8, respectively) as well as comparable guideline publicly traded companies at the time of initial investment. These initial investment multiples were compared to the guideline public company multiples observed as at December 31, 2023 (negligible or nil price to book and price to tangible values), with these updated valuation multiples applied to the investee's estimated book value.	the investee common shares were valued considering price to book value and price to tangible book value of the investee (3.6 and 4.8, respectively) as well as comparable guideline publicly traded companies at the time of initial investment. These initial investment multiples were compared to the guideline public company multiples observed as at December 31, 2023 (negligible or nil price to book and price to tangible values), with these updated valuation multiples applied to the investee's estimated book value.
First Tranche [Member]
Schedule of Investments [Line Items]
Exercise price of investment warrants | (per share)			$ 0.3	$ 0.22
Second Tranche [Member]
Schedule of Investments [Line Items]
Exercise price of investment warrants | (per share)			$ 1	$ 0.74